Reconciliation of Difference of Effective Income Tax Rate and Statutory Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Reconciliation of Statutory Tax Rate [Line Items]
Statutory income tax rate	40.80%	40.80%	40.80%
Expenses not deductible for tax purposes	0.40%	0.10%	0.10%
Tax credit for special tax treatment	(0.70%)	(0.80%)	(0.80%)
Change in valuation allowance	0.90%	0.10%	0.10%
Effect of enacted changes in tax laws and rates	4.70%
Other	(0.20%)	0.20%	0.20%
Effective income tax rate	45.90%	40.40%	40.40%